FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6. FAIR VALUE MEASUREMENTS

The fair value of assets and liabilities as of December 31, 2020 and 2021, including those measured at fair value on a recurring basis, consisted of the following:

	As of December 31, 2020				As of December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	RUB	RUB	$
Assets:
Loans to employees and related parties	—	5,131	—	5,131	—	7,693	—	7,693	103.6
Marketable securities	—	—	—	—	4,049	—	—	4,049	54.5
Investments in debt securities	—	—	—	—	452	—	—	452	6.1
	—	5,131	—	5,131	4,501	7,693	—	12,194	164.2
Liabilities:
Convertible debt (Note 13)	—	119,739	—	119,739	—	106,484	—	106,484	1,433.3
Derivative contracts (Note 5)	—	—	—	—	—	—	—	—	—
Redeemable noncontrolling interests (Note 15)	—	—	3,167	3,167	—	—	869	869	11.7
	—	119,739	3,167	122,906	—	106,484	869	107,353	1,445.0

The Company measures the fair value of convertible debt and loans to employees for disclosure purposes. The carrying amount and fair value of convertible debt as of December 31, 2020 and 2021 were as follows:

	December 31, 2020		December 31, 2021
	Carrying amount	Fair value	Carrying amount		Fair value
	RUB	RUB	RUB	$	RUB	$
Assets:
Loans to employees and related parties	5,131	5,131	7,244	97.5	7,693	103.6
	5,131	5,131	7,244	97.5	7,693	103.6
Liabilities:
Convertible debt (Note 13)	83,277	119,739	85,835	1,155.4	106,484	1,433.3
	83,277	119,739	85,835	1,155.4	106,484	1,433.3

There were no transfers of financial assets and liabilities between the levels of the fair value hierarchy for the years ended December 31, 2019, 2020 and 2021.